OPERATING LEASES - Maturity of Lease Liability (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 4,821
2022	2,967
2023	2,042
2024	1,581
2025 and thereafter	4,228
Total minimum lease payments	$ 15,639